Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of revenues, gross profit and assets for the operating segments
	RFID and Robotics Solutions	Supply Chain Solutions	Intercompany	Consolidated

Six months ended June 30, 2019
Revenues	$7,027	$9,616	$(94)	$16,549
Gross profit	$1,404	$1,978	$-	$3,382
Assets related to segment (see Note 5)	$7,454	$1,101	$-	$8,555

Six months ended June 30, 2018
Revenues	$7,145	$8,740	$(42)	$15,843
Gross profit	$1,696	$1,521	$-	$3,217
Assets related to segment	$5,349	$627	$-	$5,976

Schedule of total revenues and long-lived assets
	June 30,
	2019	2018
	Unaudited

Israel	$11,081	$11,471
Far East	3,074	1,342
India	1,494	2,723
Europe	479	252
United States	421	55

	$16,549	$15,843